Note 44	12 Months Ended
Dec. 31, 2024
Administration Costs [Abstract]
Disclosure of Administration Costs [Text Block]	Administration costsPersonnel expense
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	2024	2023	2022 ⁽¹⁾
Wages and salaries		5,937	5,068	4,310
Social security costs		1,007	834	708
Defined contribution plan expense	25	158	139	87
Defined benefit plan expense	25	51	49	42
Other personnel expense		506	440	454
Total		7,659	6,530	5,601
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
Share-based employee remuneration
The amounts recognized under the heading “Administration costs - Personnel expense - Other personnel expense” in the consolidated income statements for the year ended December 31, 2024, 2023 and 2022, corresponding to the remuneration plans based on equity instruments in each year, amounted to €23 million, €24 million and €32 million, respectively. These amounts have been recognized with a corresponding entry under the heading “Shareholders’ funds - Other equity” in the consolidated balance sheets, net of tax effect.
The characteristics of the Group's remuneration plans based on equity instruments are described below.
Variable remuneration in shares
BBVA has a specific remuneration scheme applicable to those employees whose professional activities have a material impact on the risk profile of BBVA and/or its Group (hereinafter “Identified Staff”) involving the delivery of BBVA shares or instruments linked to BBVA shares, designed within the framework of applicable regulations to credit institutions and considering best practices and recommendations at the local and international levels in this matter.
Thus, according to the applicable remuneration policies, the variable remuneration for the Identified Staff members is subject, principally, to the following rules:
–The Annual Variable Remuneration for Identified Staff members for each financial year will not accrue or will be reduced upon accrual, if certain profit and capital ratio levels are not achieved.
–A maximum of 40% of the Annual Variable Remuneration for those members of the Identified Staff who receive particularly high amounts of variable remuneration and members of BBVA’s Senior Management and 60% for the rest of the Identified Staff (the “Upfront Portion” of the Annual Variable Remuneration) shall vest and be paid, provided the relevant conditions for payment are met, as a general rule, in the first quarter of the following financial year to which the Annual Variable Remuneration corresponds.
–The remaining amount, and at least 60% of the Annual Variable Remuneration for those members of the Identified Staff who receive particularly high amounts of variable remuneration and members of BBVA’s Senior Management, and 40% for the rest of the Identified Staff, will be deferred over a period of 4 years (the “Deferred Portion” of the Annual Variable Remuneration). However, for members of BBVA’s Senior Management the deferral period shall be 5 years. In both cases, the Deferred Portion will be paid, provided the relevant conditions are met, once each of the years of deferral has elapsed. In no event will this Deferred Portion be paid faster than in a proportionate way.
–Both the Upfront Portion and the Deferred Portion of the Annual Variable Remuneration of each member of the Identified Staff will be paid 50% in cash and 50% in BBVA shares or in instruments linked to BBVA shares. For members of BBVA’s Senior Management, the Deferred Portion will be paid 40% in cash and 60% in BBVA shares and/or in instruments linked to BBVA shares.
–Shares or instruments received as Annual Variable Remuneration shall be withheld for one year running from the date of delivery. The foregoing shall not apply to those shares that are sold, where appropriate, in order to meet the payment of tax obligations accruing on the delivery of the shares and/or instruments.
–The Deferred Portion of the Annual Variable Remuneration may undergo certain ex post risk adjustments, meaning that it will not vest, or may be reduced, if certain capital and liquidity thresholds are not met.
–Up to 100% of the Annual Variable Remuneration of each member of the Identified Staff corresponding to each financial year, both in cash and in shares or instruments, will be subject to arrangements for the reduction of variable remuneration (malus) and arrangements for the recovery of variable remuneration already paid (clawback), which will remain in effect during the applicable deferral and retention period, and will be applicable in the event of the occurrence of any of the circumstances expressly named in the remuneration policies.
–The cash amounts of the Deferred Portion of the Annual Variable Remuneration that ultimately vest will be updated by applying the consumer price index (hereinafter "CPI") measured as the year-on-year change in prices, or any other criteria established for that purpose by the Board of Directors.
–Identified Staff members may not use personal hedging strategies or insurance in connection with the Annual Variable Remuneration and the responsibility that may undermine the effects of alignment with prudent risk management.
–If the members of the Identified Staff are entitled to receive any variable remuneration other than the Annual Variable Remuneration but which qualifies as variable remuneration, such variable remuneration shall be subject to the rules regarding accrual, award, vesting and payment in accordance with the type and nature of the remuneration component itself.
–The variable remuneration of the Identified Staff for a financial year (understood as the sum of all variable remuneration) shall be limited to a maximum amount of 100% of the fixed component (understood as the sum of all fixed remuneration) of the total remuneration, unless the BBVA General Shareholders’ Meeting resolves to increase this percentage up to a maximum of 200%.
In this regard, the General Shareholders’ Meeting of BBVA held on March 15, 2024 resolved to increase this limit to a maximum level of 200% of the fixed component of the total remuneration for a given number of the Identified Staff members, in the terms indicated in the report issued for this purpose by the Board of Directors dated February 6, 2024.
In 2024, this remuneration scheme is reflected in the following remuneration policies:
–BBVA Group General Remuneration Policy, approved by the Board of Directors on March 29, 2023, that applies to employees and BBVA Senior Management (excluding BBVA executive directors) and at Group companies with respect to which BBVA exercises control over management. This policy includes the specific rules applicable to the members of the Identified Staff, including BBVA Senior Management.
–BBVA Directors’ Remuneration Policy, approved by the General Shareholders’ Meeting of BBVA held on March 17, 2023, that is applicable to the members of the Board of Directors of BBVA. The remuneration system for executive directors corresponds, generally, with the applicable system to the Identified Staff, incorporating some particularities of their own, derived from their condition of directors.
The delivery of shares in 2024 to the members of the Identified Staff is derived from the settlement of the Annual Variable Remuneration for 2023 and deferred variable remuneration from previous years, which are subject to the vesting and payment rules established in the remuneration policies applicable in the year to which they correspond.
According to the remuneration policy applicable in 2023, during 2024 a total amount of 2,627,541 BBVA shares or instruments linked to BBVA shares, corresponding, mostly, to the Upfront Portion of 2023 Annual Variable Remuneration and to other variable components of remuneration, were delivered.
In addition, according to the remuneration policy applicable in 2018, during 2024 a total amount of 147,871 BBVA shares, corresponding to the third and last payment of the Deferred Portion of 2018 Annual Variable Remuneration of the Chair and other members of BBVA's Senior Management, were delivered.
Additionally, according to the remuneration policy applicable in 2019, during 2024 a total amount of 220,803 BBVA shares, corresponding mostly to the second payment of the Deferred Portion of 2019 Annual Variable Remuneration of executive directors and other members of BBVA's Senior Management, as well as to other variable components of remuneration, were delivered.
Likewise, according to the remuneration policy applicable in 2020, during 2024 a total amount of 2,244,441 BBVA shares were delivered, corresponding, mainly, to the entire payment of the Deferred Portion of 2020 Annual Variable Remuneration of certain members of the Identified Staff as well as to other variable components of remuneration. In 2020, the executive directors and other members of BBVA's Senior Management, as a gesture of responsibility and commitment in response to the exceptional circumstances arising from the COVID-19 crisis, waived their entire 2020 Annual Variable Remuneration.
In accordance with the remuneration policy applicable in 2021, during 2024 a total of 740,382 BBVA shares were delivered, the majority corresponding to the second payment of the Deferred Portion of 2021 Annual Variable Remuneration of the Identified Staff, which includes executive directors and other members of BBVA's Senior Management, as well as to other variable components of remuneration.
Lastly, according to the remuneration policy applicable in 2022, during 2024 a total amount of 728,081 BBVA shares were delivered, corresponding, mainly, to the first payment of the Deferred Portion of 2022 Annual Variable Remuneration of the Identified Staff, among which executive directors and the rest of the members of BBVA's Senior Management are included, as well as to other variable components of remuneration.
Detailed information on the delivery of shares to executive directors and the rest of the members of BBVA's Senior Management who held this position as of December 31, 2024, is included in Note 54.
Lastly, in line with specific regulation applicable in Brazil and Portugal, BBVA Brazil Banco de Investimento and BBVA IFIC have identified (on an individual basis, respectively) the staff in these countries whose annual variable remuneration should be subject to a specific settlement and payment scheme established in their corresponding remuneration policies, more specifically:
–A percentage of the annual variable remuneration is subject to a three-year deferral that shall be paid yearly over the mentioned period.
–50% of the annual variable remuneration, both the upfront portion and deferred portion, shall be established in BBVA shares.
–In BBVA Brazil Banco de Investimento, both the cash amounts and share amounts of the deferred portion may be subject to update adjustments which are payable in cash.
–In BBVA IFIC the deferred portion of the annual variable remuneration may be reduced, but never increased, depending on the result of multi-year performance indicators. The cash amounts of the deferred portion that are finally paid will be subject to updating by applying the CPI measured as a year-on-year change in prices.
According to this remuneration scheme, during financial year 2024 a total of 6,581 BBVA shares corresponding to the upfront portion of 2023 annual variable remuneration were delivered to the staff of BBVA Brazil Banco de Investimento.
Additionally, during 2024 a total of 1,832 BBVA shares corresponding to the first third of the deferred portion of 2022 annual variable remuneration were delivered as well as a total of €856 as adjustments for updates, a total of 1,624 BBVA shares corresponding to the second third of the deferred portion of 2021 annual variable remuneration and €1,324 as adjustments for updates, and a total of 1,368 BBVA shares corresponding to the last third of the deferred portion of 2020 annual variable remuneration and €1,305 as adjustments for updates.
With regard to the BBVA IFIC group, it should be noted that the exception provided for in the remuneration policy for said year corresponding to payment in shares has been applied to the annual variable remuneration for the year 2023 of some members of this group, in line with the provisions of the regulations in force. For this reason in 2024 just 1,951 BBVA shares have been delivered to BBVA IFIC identified members corresponding to 2023 variable remuneration.
Additionally, during 2024 a total of 3,218 BBVA shares corresponding to the second third of the deferred portion of 2021 annual variable remuneration and a total of 2,149 BBVA shares corresponding to the last third of the deferred portion of 2020 annual variable remuneration were delivered to this group.
Other administrative expense
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Technology and systems	1,732	1,512	1,391
Communications	261	219	195
Advertising	441	349	266
Property, fixtures and materials	577	520	440
Taxes other than income tax	481	451	370
Surveillance and cash courier services	255	234	214
Other expense	1,253	1,090	897
Total	5,001	4,375	3,773
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).